Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38923
Entity Registrant Name	GSX Techedu Inc.
Entity Central Index Key	0001768259
Entity Address, Address Line One	Tower C, Beyondsoft Building
Entity Address, Address Line Two	7 East Zone,10 Xibeiwang East Road
Entity Address, City or Town	Haidian District
Entity Incorporation, State or Country Code	E9
Entity Address, Country	CN
Entity Address, Postal Zip Code	100193
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Tower C, Beyondsoft Building
Entity Address, Address Line Two	7 East Zone,10 Xibeiwang East Road
Entity Address, City or Town	Haidian District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100193
Local Phone Number	8282-6826
Contact Personnel Name	Nan Shen
Contact Personnel Email Address	shennan@baijia.com
City Area Code	86 10
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	96,455,774
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	73,305,288
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, every three representing two Class A ordinary shares
Trading Symbol	GSX
Security Exchange Name	NYSE